Amounts receivable (Tables)	12 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of amounts receivable

	June 30, 2018	June 30, 2017
	$	$

Trade receivables	163,203	136,755
Less: Provision for impairment of trade receivables	(9,742)	(4,772)

	153,461	131,983

Goods and services tax recoverable, net	1,203	1,411
Federal and provincial film tax credits and other government assistance	96,874	111,639

Short-term amounts receivable	251,538	245,033

Long-term amounts receivable	18,789	26,502

Total amounts receivable	270,327	271,535

Aging of trade receivables	The aging of trade receivables not impaired is as follows:

	June 30, 2018	June 30, 2017
	$	$
Less than 60 days	131,683	125,081
Between 60 and 90 days	5,863	1,833
Over 90 days	15,915	5,069

	153,461	131,983

Provision for impairment of trade receivables
Provision for impairment of trade receivables:

	June 30, 2018	June 30, 2017
	$	$
Opening balance	4,772	6,459
Provision for receivables	5,089	3,857
Receivables written off during the period	(197)	(5,300)
Recoveries of receivables previously provided for	(12)	(94)
Foreign exchange	90	(150)

Closing balance	9,742	4,772